Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Public and corporate bonds	3,389,882	237,934	1,684	3,629,500
Common stocks	1,034,319	—	—	1,034,319
Other	40,619	428,737	—	469,356
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥4,949,939	¥1,229,987	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥245,264	¥375,941	¥—	¥621,205
Time deposits	—	57,572	—	57,572
Marketable securities and other securities investments
Public and corporate bonds	3,753,451	792,806	6,889	4,553,146
Common stocks	1,401,183	—	—	1,401,183
Other	49,731	518,955	—	568,686
Derivative financial instruments	—	217,745	7,083	224,828

Total	¥5,449,629	¥1,963,019	¥13,972	¥7,426,620

Liabilities
Derivative financial instruments	¥—	¥(196,386)	¥(1,956)	¥(198,342)

Total	¥—	¥(196,386)	¥(1,956)	¥(198,342)

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$2,608	$3,997	$—	$6,605
Time deposits	—	612	—	612
Marketable securities and other securities investments
Public and corporate bonds	39,909	8,430	73	48,412
Common stocks	14,898	—	—	14,898
Other	529	5,518	—	6,047
Derivative financial instruments	—	2,315	75	2,390

Total	$57,944	$20,872	$148	$78,964

Liabilities
Derivative financial instruments	$—	$(2,088)	$(21)	$(2,109)

Total	$—	$(2,088)	$(21)	$(2,109)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income (loss)	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥1,684	¥4,739	¥6,423
Total gains (losses)
Included in earnings	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	¥6,889	¥5,127	¥12,016

	U.S. dollars in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$18	$50	$68
Total gains (losses)
Included in earnings	0	22	22
Included in other comprehensive income (loss)	1	—	1
Purchases and issuances	38	—	38
Settlements	(16)	(25)	(41)
Other	32	7	39

Balance at end of year	$73	$54	$127